ale
1365790

CERTAMY

[redacted]

06064470

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
DEC 2 1 2006
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

1-33217

December 21, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 19, 2006 the American Stock Exchange LLC (the "Exchange") received from Freedom Acquisition Holdings, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock, $0.0001 par value, and one Warrant

Common Stock included in the Units

Warrants included in the Units

PROCESSED
DEC 2 7 2006
THOMSON
FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl